Distribution Date:	10/11/24	COMM 2014-UBS6 Mortgage Trust
Determination Date:	10/07/24
Next Distribution Date:	11/13/24
Record Date:	09/30/24	COMM 2014-UBS6 Mortgage Trust Commercial Mortgage
Series 2014-UBS6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye	cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	6
			www.key.com/key2cre	Surveillance_Inquiries@KeyBank.com
Additional Information	7
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Balances	9		Heather Bennett and Arne Shulkin	hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	10-14			lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15-16
		Operating Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-18
			Attention: Transaction Manager	notices@pentalphasurveillance.com
Principal Prepayment Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24	Controlling Class	DoubleLine Capital LP
		Representative
Modified Loan Detail	25		-
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12592PBA0	1.445000%	57,028,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592PBB8	2.935000%	102,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12592PBC6	3.440000%	22,897,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592PBD4	3.387000%	97,350,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12592PBE2	3.378000%	275,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	12592PBF9	3.644000%	337,653,000.00	300,609,567.06	182,148,934.70	912,851.05	0.00	0.00	183,061,785.75	118,460,632.36	75.08%	30.00%
A-M	12592PBH5	4.048000%	97,263,000.00	97,263,000.00	0.00	328,100.52	0.00	0.00	328,100.52	97,263,000.00	54.62%	22.38%
B	12592PBJ1	4.349000%	57,400,000.00	57,400,000.00	0.00	208,027.17	0.00	0.00	208,027.17	57,400,000.00	42.54%	17.88%
C	12592PBL6	4.374032%	65,374,000.00	65,374,000.00	0.00	238,289.98	0.00	0.00	238,289.98	65,374,000.00	28.79%	12.75%
D	12592PAJ2	3.874032%	60,589,000.00	60,589,000.00	0.00	195,603.11	0.00	0.00	195,603.11	60,589,000.00	16.04%	8.00%
E	12592PAL7	4.374032%	12,756,000.00	12,756,000.00	0.00	52,657.71	0.00	0.00	52,657.71	12,756,000.00	13.36%	7.00%
F	12592PAN3	3.750000%	20,728,000.00	20,728,000.00	0.00	0.00	0.00	0.00	0.00	20,728,000.00	8.99%	5.38%
G	12592PAQ6	3.750000%	28,701,000.00	28,701,000.00	0.00	0.00	0.00	0.00	0.00	28,701,000.00	2.96%	3.13%
H*	12592PAS2	3.750000%	39,861,796.00	14,055,105.70	0.00	0.00	0.00	0.00	0.00	14,055,105.70	0.00%	0.00%
V	12592PAU7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592PAW3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592PAY9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,275,573,799.00	657,475,672.76	182,148,934.70	1,935,529.54	0.00	0.00	184,084,464.24	475,326,738.06

X-A	12592PBG7	0.631271%	990,164,000.00	397,872,567.06	0.00	209,304.61	151,932.95	0.00	361,237.56	215,723,632.36
X-B	12592PAA1	0.011703%	122,774,000.00	122,774,000.00	0.00	1,197.37	0.00	0.00	1,197.37	122,774,000.00
X-C	12592PAC7	0.500000%	60,589,000.00	60,589,000.00	0.00	25,245.42	0.00	0.00	25,245.42	60,589,000.00
X-D	12592PAE3	0.386302%	33,484,000.00	33,484,000.00	0.00	10,779.12	0.00	0.00	10,779.12	33,484,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	12592PAG8	0.624032%	68,562,796.00	42,756,105.70	0.00	22,234.32	0.00	0.00	22,234.32	42,756,105.70
Notional SubTotal			1,275,573,796.00	657,475,672.76	0.00	268,760.84	151,932.95	0.00	420,693.79	475,326,738.06

Deal Distribution Total					182,148,934.70	2,204,290.38	151,932.95	0.00	184,505,158.03

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The Class A-M, Class B, and Class C certificates represent their respective Regular Interests. All, a portion, or none of these Regular Interests may actually be held in the Exchangeable Class PEZ. See page 5 for details on the Class PEZ.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592PBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592PBB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12592PBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592PBD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12592PBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	12592PBF9	890.29141474	539.45599388	2.70351826	0.00000000	0.00000000	0.00000000	0.00000000	542.15951213	350.83542086
A-M	12592PBH5	1,000.00000000	0.00000000	3.37333333	0.00000000	0.00000000	0.00000000	0.00000000	3.37333333	1,000.00000000
B	12592PBJ1	1,000.00000000	0.00000000	3.62416672	0.00000000	0.00000000	0.00000000	0.00000000	3.62416672	1,000.00000000
C	12592PBL6	1,000.00000000	0.00000000	3.64502677	0.00000000	0.00000000	0.00000000	0.00000000	3.64502677	1,000.00000000
D	12592PAJ2	1,000.00000000	0.00000000	3.22836010	0.00000000	0.00000000	0.00000000	0.00000000	3.22836010	1,000.00000000
E	12592PAL7	1,000.00000000	0.00000000	4.12807385	(0.48304719)	0.98488554	0.00000000	0.00000000	4.12807385	1,000.00000000
F	12592PAN3	1,000.00000000	0.00000000	0.00000000	3.12500000	20.68656021	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12592PAQ6	1,000.00000000	0.00000000	0.00000000	3.12500017	45.27079405	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12592PAS2	352.59589658	0.00000000	0.00000000	1.10186229	101.46434019	0.00000000	0.00000000	0.00000000	352.59589658
V	12592PAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592PAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592PAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592PBG7	401.82491694	0.00000000	0.21138378	0.00000000	0.00000000	0.15344221	0.00000000	0.36482599	217.86656792
X-B	12592PAA1	1,000.00000000	0.00000000	0.00975263	0.00000000	0.00000000	0.00000000	0.00000000	0.00975263	1,000.00000000
X-C	12592PAC7	1,000.00000000	0.00000000	0.41666672	0.00000000	0.00000000	0.00000000	0.00000000	0.41666672	1,000.00000000
X-D	12592PAE3	1,000.00000000	0.00000000	0.32191853	0.00000000	0.00000000	0.00000000	0.00000000	0.32191853	1,000.00000000
X-E	12592PAG8	623.60504814	0.00000000	0.32429133	0.00000000	0.00000000	0.00000000	0.00000000	0.32429133	623.60504814

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	09/01/24 - 09/30/24	30	0.00	912,851.05	0.00	912,851.05	0.00	0.00	0.00	912,851.05	0.00
X-A	09/01/24 - 09/30/24	30	0.00	209,304.61	0.00	209,304.61	0.00	0.00	0.00	209,304.61	0.00
X-B	09/01/24 - 09/30/24	30	0.00	1,197.37	0.00	1,197.37	0.00	0.00	0.00	1,197.37	0.00
X-C	09/01/24 - 09/30/24	30	0.00	25,245.42	0.00	25,245.42	0.00	0.00	0.00	25,245.42	0.00
X-D	09/01/24 - 09/30/24	30	0.00	10,779.12	0.00	10,779.12	0.00	0.00	0.00	10,779.12	0.00
X-E	09/01/24 - 09/30/24	30	0.00	22,234.32	0.00	22,234.32	0.00	0.00	0.00	22,234.32	0.00
A-M	09/01/24 - 09/30/24	30	0.00	328,100.52	0.00	328,100.52	0.00	0.00	0.00	328,100.52	0.00
B	09/01/24 - 09/30/24	30	0.00	208,027.17	0.00	208,027.17	0.00	0.00	0.00	208,027.17	0.00
C	09/01/24 - 09/30/24	30	0.00	238,289.98	0.00	238,289.98	0.00	0.00	0.00	238,289.98	0.00
D	09/01/24 - 09/30/24	30	0.00	195,603.11	0.00	195,603.11	0.00	0.00	0.00	195,603.11	0.00
E	09/01/24 - 09/30/24	30	18,724.95	46,495.96	0.00	46,495.96	(6,161.75)	0.00	0.00	52,657.71	12,563.20
F	09/01/24 - 09/30/24	30	364,016.02	64,775.00	0.00	64,775.00	64,775.00	0.00	0.00	0.00	428,791.02
G	09/01/24 - 09/30/24	30	1,209,626.44	89,690.63	0.00	89,690.63	89,690.63	0.00	0.00	0.00	1,299,317.06
H	09/01/24 - 09/30/24	30	4,000,628.62	43,922.21	0.00	43,922.21	43,922.21	0.00	0.00	0.00	4,044,550.83
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			5,592,996.03	2,396,516.47	0.00	2,396,516.47	192,226.09	0.00	0.00	2,204,290.38	5,785,222.11

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
			Original
		Pass-Through	Exchangeable				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592PBH5	4.048000%	97,263,000.00	97,263,000.00	0.00	328,100.52	0.00	0.00	328,100.52	97,263,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592PBJ1	4.349000%	57,400,000.00	57,400,000.00	0.00	208,027.17	0.00	0.00	208,027.17	57,400,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592PBL6	4.374032%	65,374,000.00	65,374,000.00	0.00	238,289.98	0.00	0.00	238,289.98	65,374,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			220,037,000.03	220,037,000.00	0.00	774,417.67	0.00	0.00	774,417.67	220,037,000.00

Exchangeable Certificate Details
PEZ	12592PBK8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	184,505,158.03
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,405,727.42	Master Servicing Fee	4,955.75
Interest Reductions due to Nonrecoverability Determination	(117,315.71)	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,027.22
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	273.95
ARD Interest	0.00	Operating Advisor Fee	986.21
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending L.P.	631.48
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	8,874.61
Total Interest Collected	2,288,411.71

Principal		Expenses/Reimbursements
Scheduled Principal	139,554,436.93	Reimbursement for Interest on Advances	1,377.75
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	37,530,066.37	Special Servicing Fees (Monthly)	19,334.27
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,890.38
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	5,064,431.40	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	50,644.31
Total Principal Collected	182,148,934.70	Total Expenses/Reimbursements	75,246.71

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	151,932.95	Interest Distribution	2,204,290.38
Excess Liquidation Proceeds	0.00	Principal Distribution	182,148,934.70
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	151,932.95
		Borrower Option Extension Fees	0.00
Total Other Collected	151,932.95	Total Payments to Certificateholders and Others	184,505,158.03
Total Funds Collected	184,589,279.36	Total Funds Distributed	184,589,279.35

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	657,475,672.76	657,475,672.76	Beginning Certificate Balance	657,475,672.76
(-) Scheduled Principal Collections	139,554,436.93	139,554,436.93	(-) Principal Distributions	182,148,934.70
(-) Unscheduled Principal Collections	42,594,497.77	42,594,497.77	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	475,326,738.06	475,326,738.06	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	658,743,912.95	658,743,912.95	Ending Certificate Balance	475,326,738.06
Ending Actual Collateral Balance	476,807,068.62	476,807,068.62

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.37%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	51,582,305.66	10.85%	1	4.4327	NAP	Defeased	10	51,582,305.66	10.85%	1	4.4327	NAP
7,499,999 or less	7	21,732,319.50	4.57%	(4)	4.7237	1.632219	1.39 or less	9	116,804,712.67	24.57%	0	4.4122	1.013989
7,500,000 to 14,999,999	8	80,194,285.86	16.87%	1	4.6124	1.470500	1.40 to 1.44	1	9,054,831.47	1.90%	1	4.3000	1.410000
15,000,000 to 24,999,999	2	38,225,143.75	8.04%	60	4.6277	2.087701	1.45 to 1.54	2	36,415,237.82	7.66%	1	4.3282	1.454933
25,000,000 to 49,999,999	4	128,460,502.01	27.03%	1	4.2842	1.542131	1.55 to 1.99	4	29,724,795.15	6.25%	1	4.7632	1.872325
50,000,000 to 74,999,999	1	51,182,181.28	10.77%	(1)	4.2070	2.750000	2.00 to 2.49	5	161,396,614.66	33.95%	2	4.1842	2.356961
75,000,000 or greater	1	103,950,000.00	21.87%	2	4.0299	2.380000	2.50 to 2.99	1	51,182,181.28	10.77%	(1)	4.2070	2.750000
Totals	33	475,326,738.06	100.00%	5	4.3395	1.897484	3.00 or greater	1	19,166,059.35	4.03%	119	4.6900	3.050000
							Totals	33	475,326,738.06	100.00%	5	4.3395	1.897484
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	51,582,305.66	10.85%	1	4.4327	NAP
							Defeased	11	51,582,305.66	10.85%	1	4.4327	NAP
Alabama	3	3,403,037.71	0.72%	119	4.6900	3.050000
							Industrial	1	2,707,014.68	0.57%	1	4.2000	1.900000
Arizona	1	51,182,181.28	10.77%	(1)	4.2070	2.750000
							Lodging	5	89,299,128.65	18.79%	0	4.4305	2.058347
California	4	61,821,261.77	13.01%	4	4.3779	1.602916
							Mixed Use	1	1,859,273.33	0.39%	(59)	5.8170	1.080000
Connecticut	1	1,391,297.01	0.29%	119	4.6900	3.050000
							Multi-Family	2	41,380,024.54	8.71%	1	4.5452	1.223396
Florida	4	6,345,880.26	1.34%	94	4.6503	2.694796
							Office	8	129,262,736.59	27.19%	1	4.3121	1.747156
Georgia	3	9,223,421.40	1.94%	27	4.1725	2.524769
							Retail	16	140,070,195.26	29.47%	2	4.1467	2.095895
Illinois	2	32,288,726.89	6.79%	1	4.3600	2.420000
							Self Storage	18	19,166,059.36	4.03%	119	4.6900	3.050000
Maryland	1	8,980,966.36	1.89%	1	4.7200	1.470000
							Totals	62	475,326,738.06	100.00%	5	4.3395	1.897484
Massachusetts	3	2,857,799.80	0.60%	119	4.6900	3.050000

Michigan	2	17,188,658.24	3.62%	1	4.4455	1.831156

Missouri	1	27,434,271.46	5.77%	1	4.2000	1.450000

Nevada	1	8,043,404.99	1.69%	1	4.6150	1.280000

New York	10	90,691,775.33	19.08%	1	4.0665	2.353349

Ohio	3	43,593,592.87	9.17%	1	4.4802	1.208443

Oregon	1	676,847.53	0.14%	119	4.6900	3.050000

Pennsylvania	1	627,964.19	0.13%	119	4.6900	3.050000

Texas	8	36,227,246.24	7.62%	6	4.5169	1.281163

Virginia	1	19,059,084.40	4.01%	1	4.5650	1.120000

Wisconsin	1	2,707,014.68	0.57%	1	4.2000	1.900000

Totals	62	475,326,738.06	100.00%	5	4.3395	1.897484

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	51,582,305.66	10.85%	1	4.4327	NAP	Defeased	10	51,582,305.66	10.85%	1	4.4327	NAP
	4.4999% or less	9	277,427,468.75	58.37%	1	4.1505	2.065660	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	10	117,133,858.12	24.64%	20	4.5997	1.673557	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	4	29,183,105.53	6.14%	(3)	4.9263	1.725458	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	475,326,738.06	100.00%	5	4.3395	1.897484	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	23	423,744,432.40	89.15%	6	4.3281	1.933843
								Totals	33	475,326,738.06	100.00%	5	4.3395	1.897484
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	51,582,305.66	10.85%	1	4.4327	NAP	Defeased	10	51,582,305.66	10.85%	1	4.4327	NAP
	60 months or less	22	404,578,373.05	85.12%	1	4.3110	1.880967	Interest Only	1	103,950,000.00	21.87%	2	4.0299	2.380000
	61 to 83 months	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	21	300,628,373.05	63.25%	0	4.4082	1.708414
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	456,160,678.71	95.97%	1	4.3248	1.849060	Totals	32	456,160,678.71	95.97%	1	4.3248	1.849060
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	51,582,305.66	10.85%	1	4.4327	NAP	239 months or less	1	19,166,059.35	4.03%	119	4.6900	3.050000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	240 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	18	337,298,707.62	70.96%	8	4.2905	1.936490	Totals	1	19,166,059.35	4.03%	119	4.6900	3.050000
	13 months to 24 months	1	27,434,271.46	5.77%	1	4.2000	1.450000
	25 months or greater	4	59,011,453.32	12.41%	(1)	4.6029	2.143652
	Totals	33	475,326,738.06	100.00%	5	4.3395	1.897484
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10093248	1	RT	Various	Various	Actual/360	4.030%	349,090.09	0.00	0.00	N/A	12/06/24	--	103,950,000.00	103,950,000.00	10/06/24
2	10093249	1	LO	Scottsdale	AZ	Actual/360	4.207%	179,818.13	108,943.10	0.00	N/A	09/06/24	--	51,291,124.38	51,182,181.28	08/06/24
6	10093253	1	OF	Los Angeles	CA	Actual/360	4.050%	120,010.32	67,307.60	0.00	N/A	11/06/24	--	35,558,613.49	35,491,305.89	10/06/24
7	10093254	1	MF	Akron	OH	Actual/360	4.530%	125,725.59	58,594.57	0.00	N/A	11/06/24	--	33,304,792.34	33,246,197.77	10/06/24
8	10087687	1	OF	Downers Grove	IL	Actual/360	4.360%	0.00	0.00	0.00	N/A	11/01/24	--	32,288,726.89	32,288,726.89	04/01/23
9	10091495	1	OF	Clayton	MO	Actual/360	4.200%	96,222.31	57,818.10	0.00	N/A	11/06/24	--	27,492,089.56	27,434,271.46	02/06/24
11	10093256	1	SS	Various	Various	Actual/360	4.690%	75,391.68	123,923.24	0.00	N/A	09/06/34	--	19,289,982.59	19,166,059.35	10/06/24
13	10088048	1	MF	Liverpool	NY	Actual/360	4.650%	102,315.19	26,403,919.18	0.00	N/A	10/06/24	--	26,403,919.18	0.00	10/06/24
14	10093258	1	RT	Lorton	VA	Actual/360	4.373%	93,778.97	25,733,995.13	0.00	N/A	10/06/24	--	25,733,995.13	0.00	10/06/24
16	10086861	1	IN	Port Allen	LA	Actual/360	4.320%	76,991.00	21,386,387.80	0.00	N/A	12/01/24	--	21,386,387.80	0.00	10/01/24
18	10093261	1	LO	San Jose	CA	Actual/360	4.750%	53,749.56	74,355.81	0.00	N/A	11/06/24	--	13,578,837.06	13,504,481.25	07/06/24
20	10093263	1	LO	San Jose	CA	Actual/360	4.920%	67,497.19	5,103,756.51	0.00	N/A	10/06/24	--	16,462,728.36	11,358,971.85	09/06/24
21	10093264	1	RT	Manassas	VA	Actual/360	4.565%	72,649.03	38,141.36	0.00	N/A	11/06/24	--	19,097,225.76	19,059,084.40	10/06/24
25	10093268	1	IN	Menasha	WI	Actual/360	4.390%	42,836.20	11,709,211.14	0.00	N/A	10/06/24	--	11,709,211.14	0.00	10/06/24
26	10087508	1	RT	Clovis	CA	Actual/360	4.520%	42,391.93	11,254,495.02	0.00	10/01/24	10/01/44	--	11,254,495.02	0.00	10/01/24
27	10093269	1	LO	Austin	TX	Actual/360	4.389%	39,576.18	27,438.74	0.00	N/A	10/05/24	--	10,820,553.91	10,793,115.17	09/05/24
30	10093272	1	LO	Emeryville	CA	Actual/360	4.138%	35,878.26	10,405,779.54	0.00	N/A	10/06/24	--	10,405,779.54	0.00	10/06/24
31	10093273	1	RT	Orange	CA	Actual/360	4.600%	44,001.11	11,478,551.60	0.00	N/A	10/06/24	--	11,478,551.60	0.00	10/06/24
34	10093276	1	OF	El Paso	TX	Actual/360	4.510%	38,881.89	20,824.93	0.00	N/A	11/06/24	--	10,345,512.93	10,324,688.00	10/06/24
35	10093277	1	MF	Canton	MI	Actual/360	4.705%	41,977.56	10,706,284.72	0.00	N/A	10/06/24	--	10,706,284.72	0.00	10/06/24
36	10093278	1	RT	Southfield	MI	Actual/360	4.300%	32,529.41	23,143.63	0.00	N/A	11/06/24	--	9,077,975.10	9,054,831.47	10/06/24
37	10093279	1	OF	Owings Mills	MD	Actual/360	4.720%	35,410.77	21,771.70	0.00	N/A	11/06/24	--	9,002,738.06	8,980,966.36	10/06/24
38	10093280	1	RT	Lancaster	CA	Actual/360	4.450%	34,178.75	9,216,742.33	0.00	N/A	11/06/24	--	9,216,742.33	0.00	10/06/24
39	10093281	1	OF	Las Vegas	NV	Actual/360	4.615%	31,011.83	20,342.29	0.00	N/A	11/06/24	--	8,063,747.28	8,043,404.99	09/06/24
40	10093282	1	MF	Detroit	MI	Actual/360	4.607%	31,307.30	20,001.97	0.00	N/A	11/06/24	--	8,153,828.74	8,133,826.77	10/06/24
43	10093285	1	MF	Lexington	KY	Actual/360	4.749%	31,362.10	7,925,559.32	0.00	N/A	10/06/24	--	7,925,559.32	0.00	10/06/24
45	10093286	1	LO	Fontana	CA	Actual/360	4.470%	27,209.74	18,231.65	0.00	N/A	11/06/24	--	7,304,629.25	7,286,397.60	10/06/24
46	10086038	1	MF	Clovis	CA	Actual/360	4.520%	27,101.22	17,845.66	0.00	N/A	11/01/24	--	7,195,013.74	7,177,168.08	10/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
48	10093288	1	MF	Houston	TX	Actual/360	4.724%	26,740.74	6,792,736.83	0.00	N/A	10/06/24	--	6,792,736.83	0.00	10/06/24
49	10093289	1	MF	St. Petersburg	FL	Actual/360	4.479%	25,572.13	13,852.06	0.00	N/A	11/06/24	--	6,851,208.13	6,837,356.07	10/06/24
50	10093290	1	OF	Houston	TX	Actual/360	4.714%	26,372.94	14,146.47	0.00	N/A	10/06/24	--	6,713,519.47	6,699,373.00	09/06/24
54	10093294	1	MF	Naples	FL	Actual/360	4.429%	25,053.73	12,129.45	0.00	N/A	11/06/24	--	6,788,095.21	6,775,965.76	10/06/24
57	10087886	1	MF	Greensboro	NC	Actual/360	4.400%	19,598.28	18,638.65	0.00	N/A	11/01/24	--	5,344,984.86	5,326,346.21	10/01/24
59	10093297	1	OF	Inver Grove Heights	MN	Actual/360	4.300%	19,286.32	5,382,230.17	0.00	N/A	11/06/24	--	5,382,230.17	0.00	10/06/24
62	10093300	1	MF	Raleigh	NC	Actual/360	4.150%	18,682.74	10,726.51	0.00	N/A	11/06/24	--	5,402,237.46	5,391,510.95	10/06/24
65	10091730	1	RT	Helena	AL	Actual/360	4.690%	16,739.17	4,282,944.21	0.00	N/A	10/06/24	--	4,282,944.21	0.00	10/06/24
67	10087542	1	RT	Kerrville	TX	Actual/360	4.380%	16,553.92	9,299.36	0.00	N/A	11/01/24	--	4,535,321.27	4,526,021.91	10/01/24
70	10093306	1	98	Charlotte	NC	Actual/360	5.009%	14,728.14	3,528,401.70	0.00	N/A	10/06/24	--	3,528,401.70	0.00	10/06/24
71	10087797	1	RT	Lexington	KY	Actual/360	4.520%	14,948.04	8,541.15	0.00	N/A	11/01/24	--	3,968,505.99	3,959,964.84	10/01/24
74	10087796	1	RT	Tega Cay	SC	Actual/360	4.550%	12,998.36	3,428,138.36	0.00	N/A	10/01/24	--	3,428,138.36	0.00	10/01/24
75	10093308	1	RT	Anaheim	CA	Actual/360	4.450%	12,030.96	8,117.79	0.00	N/A	11/06/24	--	3,244,304.00	3,236,186.21	10/06/24
76	10093309	1	98	Omaha	NE	Actual/360	5.009%	12,064.54	2,890,286.06	0.00	N/A	10/06/24	--	2,890,286.06	0.00	10/06/24
77	10087086	1	RT	Lehi	UT	Actual/360	4.400%	11,608.27	7,420.64	0.00	N/A	11/01/24	--	3,165,892.16	3,158,471.52	10/01/24
78	10087380	1	IN	Menomonee Falls	WI	Actual/360	4.200%	9,497.40	6,527.69	0.00	N/A	11/01/24	--	2,713,542.37	2,707,014.68	10/01/24
79	10093310	1	LO	Columbus	OH	Actual/360	5.250%	10,802.10	8,673.45	0.00	N/A	11/06/24	--	2,469,052.55	2,460,379.10	10/06/24
80	10087572	1	SS	Fountain	CO	Actual/360	4.520%	9,186.85	6,049.38	0.00	N/A	11/01/24	--	2,438,987.80	2,432,938.42	10/01/24
81	10093311	1	RT	Lewisville	TX	Actual/360	4.727%	8,517.68	7,977.38	0.00	N/A	11/06/24	--	2,162,304.75	2,154,327.37	10/06/24
83	10091898	1	RT	Jensen Beach	FL	Actual/360	4.870%	8,326.23	2,051,638.08	0.00	N/A	10/06/24	--	2,051,638.08	0.00	10/06/24
84	10093313	1	MU	Brooklyn	NY	Actual/360	5.817%	9,031.74	3,900.65	0.00	N/A	11/06/19	--	1,863,173.98	1,859,273.33	04/06/19
86	10093315	1	MH	Leesburg	FL	Actual/360	4.560%	6,187.08	1,628,178.08	0.00	N/A	11/06/24	--	1,628,178.08	0.00	10/06/24
88	10085707	1	RT	Lady Lake	FL	Actual/360	4.500%	4,991.04	5,013.94	0.00	N/A	11/01/24	--	1,330,944.05	1,325,930.11	10/01/24
Totals								2,288,411.71	182,148,934.70	0.00				657,475,672.76	475,326,738.06
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	11,800,422.06	5,864,284.18	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	14,213,114.00	10,501,345.00	07/01/23	06/30/24	--	0.00	0.00	287,863.64	576,017.38	0.00	0.00
6	1	3,999,880.79	852,846.22	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	2,422,416.86	1,118,009.14	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	0.00	1,013,144.93	01/01/18	03/31/18	07/06/23	0.00	119,889.44	(497.78)	881,776.04	878,284.04	0.00
9	1	3,139,468.90	2,322,782.77	01/01/23	09/30/23	--	0.00	0.00	153,788.40	1,230,959.16	0.00	0.00
11	1	7,580,335.12	3,745,778.22	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1	2,822,765.15	1,301,989.93	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	2,296,382.52	1,517,464.71	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	3,362,803.60	3,281,533.55	01/01/19	12/31/19	03/06/23	0.00	0.00	127,980.90	384,021.57	337,994.92	0.00
20	1	3,760,108.20	3,158,288.22	01/01/19	12/31/19	03/06/23	0.00	0.00	106,722.16	106,722.16	571,928.65	0.00
21	1	1,671,178.51	763,268.90	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1	1,355,819.53	699,473.65	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	(286,562.36)	(72,600.38)	04/01/23	03/31/24	06/06/22	0.00	0.00	66,949.09	66,949.09	0.00	0.00
30	1	657,674.69	374,767.53	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1	1,977,675.45	905,720.96	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1	1,371,768.53	523,950.49	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	988,198.74	590,380.40	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	1,083,588.13	508,680.43	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	997,368.83	851,205.68	01/01/23	12/31/23	--	0.00	0.00	51,305.06	51,305.06	0.00	0.00
40	1	1,428,110.38	1,466,662.16	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	1,140,831.32	1,263,463.35	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
48	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	1	982,536.57	593,928.35	01/01/24	06/30/24	--	0.00	0.00	40,478.57	40,478.57	0.00	0.00
54	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	1	981,010.80	413,155.96	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	1	377,958.10	336,470.41	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
67	1	503,121.72	494,210.88	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
70	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	1	658,403.54	311,311.79	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
75	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	1	577,055.52	296,934.82	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
77	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	1	385,450.44	197,534.05	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
79	1	218,270.14	245,010.54	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	30,167.14	0.00
80	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
81	1	554,910.52	415,782.39	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
83	1	260,832.27	7,380.45	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
84	1	0.00	171,431.67	01/01/15	12/31/15	12/06/21	0.00	0.00	12,884.26	850,534.14	160,902.98	0.00
86	1	378,625.36	258,587.79	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
88	1	196,959.27	89,812.13	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		73,858,483.20	46,383,991.27				0.00	119,889.44	847,474.29	4,188,763.17	1,979,277.73	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

			Principal Prepayment Detail

				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
16	10086861	1	21,339,367.17	Payoff Prior to Maturity	0.00	0.00
20	10093263	1	5,064,431.40	Curtailment w/ Penalty	151,932.95	0.00
38	10093280	1	9,198,030.61	Payoff Prior to Maturity	0.00	0.00
59	10093297	1	5,368,508.56	Payoff Prior to Maturity	0.00	0.00
86	10093315	1	1,624,160.03	Payoff Prior to Maturity	0.00	0.00
Totals			42,594,497.77		151,932.95	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/11/24	0	0.00	1	13,504,481.25	2	59,722,998.35	1	1,859,273.33	0	0.00	0	0.00	1	5,064,431.40	4	37,530,066.37	4.339482%	4.323873%	5
09/12/24	2	30,041,565.42	0	0.00	2	59,780,816.45	1	1,863,173.98	0	0.00	0	0.00	1	3,189,358.69	4	76,395,939.87	4.390844%	4.374646%	5
08/12/24	0	0.00	0	0.00	2	59,835,230.34	1	1,866,755.64	0	0.00	0	0.00	0	0.00	7	55,200,936.21	4.378834%	4.363117%	6
07/12/24	1	8,102,135.43	0	0.00	2	59,889,448.14	1	1,870,319.44	0	0.00	0	0.00	0	0.00	7	97,646,227.95	4.399040%	4.383180%	7
06/12/24	0	0.00	0	0.00	2	59,946,685.69	1	1,874,166.81	0	0.00	0	0.00	0	0.00	0	0.00	4.450280%	4.433915%	7
05/10/24	0	0.00	1	27,711,774.96	1	32,288,726.89	1	1,877,693.68	0	0.00	0	0.00	0	0.00	1	7,200,000.00	4.450488%	4.434121%	8
04/12/24	1	27,768,625.18	1	16,752,810.56	1	32,288,726.89	1	1,881,505.47	0	0.00	0	0.00	0	0.00	1	4,402,815.49	4.447913%	4.431587%	9
03/12/24	1	16,809,182.13	0	0.00	1	32,288,726.89	1	1,884,995.76	0	0.00	0	0.00	0	0.00	0	0.00	4.448856%	4.432554%	10
02/12/24	0	0.00	0	0.00	1	32,288,726.89	1	1,889,076.10	0	0.00	0	0.00	0	0.00	0	0.00	4.449082%	4.432778%	11
01/12/24	0	0.00	0	0.00	3	66,459,108.07	1	1,892,528.66	0	0.00	0	0.00	0	0.00	0	0.00	4.449285%	4.432980%	12
12/12/23	0	0.00	0	0.00	3	66,572,085.55	1	1,895,964.01	0	0.00	0	0.00	0	0.00	0	0.00	4.449487%	4.433180%	13
11/10/23	0	0.00	0	0.00	3	66,689,194.99	1	1,899,687.66	0	0.00	0	0.00	0	0.00	0	0.00	4.449697%	4.433389%	14
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	10093249	08/06/24	1	5	287,863.64	576,017.38	0.00	51,393,701.93
8	10087687	04/01/23	17	3	(497.78)	881,776.04	992,060.76	32,603,412.35	02/16/23	2
9	10091495	02/06/24	7	3	153,788.40	1,230,959.16	63,853.79	27,881,749.70	02/15/24	2
18	10093261	07/06/24	2	2	127,980.90	384,021.57	415,808.85	13,697,148.26	06/29/20	13
27	10093269	09/05/24	0	5	66,949.09	66,949.09	0.00	10,820,553.91
39	10093281	09/06/24	0	B	51,305.06	51,305.06	0.00	8,063,747.28
84	10093313	04/06/19	65	5	12,884.26	850,534.14	562,841.93	2,071,999.91	08/23/16	2		06/13/17
Totals					700,273.56	4,041,562.44	2,034,565.33	146,532,313.34
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		81,892,915	18,058,345	61,975,296		1,859,273
0 - 6 Months		374,267,764	301,040,284	73,227,480		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		19,166,059	19,166,059	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-24	475,326,738	349,057,804	51,182,181	13,504,481	59,722,998	1,859,273
Sep-24	657,475,673	514,498,993	81,332,690	0	59,780,816	1,863,174
Aug-24	738,328,618	676,626,632	0	0	59,835,230	1,866,756
Jul-24	794,900,206	725,038,303	8,102,135	0	59,889,448	1,870,319
Jun-24	894,223,528	832,402,676	0	0	59,946,686	1,874,167
May-24	895,805,553	833,927,358	0	27,711,775	32,288,727	1,877,694
Apr-24	904,670,290	825,978,622	27,768,625	16,752,811	32,288,727	1,881,505
Mar-24	910,652,357	859,669,453	16,809,182	0	32,288,727	1,884,996
Feb-24	912,405,206	878,227,403	0	0	32,288,727	1,889,076
Jan-24	913,971,405	845,619,768	0	0	66,459,108	1,892,529
Dec-23	915,531,468	847,063,418	0	0	66,572,086	1,895,964
Nov-23	917,175,913	848,587,031	0	0	66,689,195	1,899,688
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	10087687	32,288,726.89	32,603,412.35	7,800,000.00	04/08/24	912,195.43	2.42000	03/31/18	11/01/24	241
9	10091495	27,434,271.46	27,881,749.70	22,170,000.00	06/06/24	2,011,984.27	1.45000	09/30/23	11/06/24	241
18	10093261	13,504,481.25	13,697,148.26	16,300,000.00	06/27/24	2,933,396.55	1.91000	12/31/19	11/06/24	180
20	10093263	11,358,971.85	11,398,296.96	13,500,000.00	06/27/24	2,770,809.22	1.81000	12/31/19	10/06/24	179
50	10093290	6,699,373.00	6,713,519.47		--	518,100.35	2.13000	06/30/24	10/06/24	241
84	10093313	1,859,273.33	2,071,999.91	3,900,000.00	07/26/22	167,631.67	1.08000	12/31/15	11/06/19	240
Totals		93,145,097.78	94,366,126.65	63,670,000.00		9,314,117.49

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	10087687	OF	IL	02/16/23	2
"	10/7/2024

The loan transferred due to Imminent Default, and subsequently defaulted on the March 2023 payment. The loan is secured by two office buildings in Downers Grove, IL. Cash flow generated from the property is insufficient to cover the debt service. Overall occupancy is 31%, with building 1 (100K SF) 66% occupied and building 2 (218K SF) 14% occupied. Foreclosure has been filed. Receiver was appointed. Lender anticipates taking title in 1Q25.

"

9	10091495	OF	MO	02/15/24	2
"	10/7/2024

The Loan transferred to the Special Servicer on 2/15/24 for imminent default as the Borrower does not believe they will be able to secure financing to pay off the Loan by the 11/6/2024 Maturity Date. Additionally, there are deferred maintenance items which will require imminent repair/replacement of rooftop water towers. The Loan is now past due for the 3/6/2024 payment, with a Notice of Default sent. The collateral consists of a sixteen-story high-rise office building consisting of 196, 921 SF built in 1983 and located in St. Louis, MO. Top tenants include Osprey Capital, LLC (11% NRA; 4/26 LXP), Perimeter Solutions (7% NRA; 5/30 LXP), and Gardner Capital (7% NRA; 2/24 LXP). As of the annualized YTD

9/30/23 financials, the Property has a NOI/DSCR/Occ. of $2.322MM/92.53%/1.68x. The Lender is awaiting further due diligence items from the Borrower's Advisor. A Receiver was appointed on 7/19.2024. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.
"

18	10093261	LO	CA	06/29/20	13
"	10/7/2024

Loan transferred as a SS on 10/7/2022 from Midland. Borrower is delinquent with payments. The Subject is a 209-key, full-service Wyndham Garden Hotel, San Jose CA, which was an unconsented conversion from a Four Points by Sheraton. Loan remains in Cash Management. Borrower has been uncommunicative concerning the rescheduling of an update call on Four Points by Sheraton (SS55868).and Wyndham San Jose Airport (SS55869). CapEx/Unapplied used to repay past due debt service; released CapEx to be repaid in 22 payments starting 12/6/21; Deferred CapEx, Late Fees, Default Interest to be waived.
"

20	10093263	LO	CA	06/29/20	13
"	10/7/2024

Lender Local Counsel to communicate through Borrower's Legal Counsel on a forward basis. This is applicable to Four Points by Sheraton (SS55868).and Wyndham San Jose Airport (SS55869). CapEx/Unapplied used to repay past due debt service; released CapEx to be repaid in 22 payments starting 12/6/21; Deferred CapEx, Late Fees, Default Interest to be waived.
"

50	10093290	OF	TX	10/01/24	13
"	10/7/2024	Imminent default due to Borrower's inability to pay the loan in full at maturity date (10/6/24).
"

84	10093313	MU	NY	08/23/16	2
"	10/7/2024

The Loan originally transferred into Special Servicing on 08/23/16 for monetary delinquency, non-compliance with the cash management provisions of the Loan Documents and Borrower entering into a new major lease without

Lender's consent. Servicing transfer to LNR occurred on 10/7/2022. Several non-compliance notices and Notices of Default have been sent by Lender and Lender's legal counsel. The collateral consists of a three-story, 5,023 SF mixed-use property built in 1931 and renovated in 2005-2006. The floor plan includes four two-bedroom apartment units and 2,300 SF NRA of retail space on the ground floor, currently occupied by Modern MD Management Services. Foreclosure

Complaint was filed on 06/13/17 and a motion to appoint receive r was filed on 10/30/17. MSJ was filed on 05/21/19. Hearing on MSJ was repeatedly adjourned but was ultimately entered on 03/16/21. The court has granted Lender's motion for fix the indebtedness, awaiting on ruling on Motion for Judgment of Foreclosure and Sale. The Lender will continue to dual track the foreclosure process until the most beneficial resolution is reached.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
18	10093261	1	0.00	4.75000%	0.00	4.75000%	10	11/01/21	04/01/20	11/01/21
20	10093263	1	0.00	4.92000%	0.00	4.92000%	10	11/01/21	04/01/20	11/01/21
42	10093284	1	8,655,112.37	5.60000%	8,655,112.37 2.00000%		9	12/13/16	02/06/16	11/18/16
Totals			8,655,112.37		8,655,112.37
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	10093252	10/13/22	37,344,025.33	24,400,000.00	40,800,077.90	10,582,018.49	40,800,077.90	30,218,059.41	7,125,965.92	0.00	(42,507.42)	7,168,473.34	17.98%
17	10093260	10/11/19	22,951,141.22	37,000,000.00	1,415,720.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
22	10093265	05/11/18	17,950,155.96	28,780,000.00	949,570.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
24	10093267	01/10/20	14,046,567.56	9,410,000.00	4,183,317.17	1,502,146.25	4,183,317.17	2,681,170.92	11,365,396.63	0.00	(23,580.00)	11,388,976.63	77.08%
29	10093271	11/13/18	12,806,586.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
33	10093275	12/10/21	10,306,730.65	7,300,000.00	11,268,825.26	962,094.63	11,268,825.26	10,306,730.63	0.00	0.00	0.00	0.00	0.00%
42	10093284	01/11/19	8,655,112.37	4,450,000.00	1,871,362.94	0.00	1,871,362.94	1,871,362.94	7,067,927.04	0.00	327,310.73	6,740,616.31	70.95%
53	10093293	08/12/19	6,900,225.90	11,100,000.00	59,917.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
56	10091682	12/10/21	6,149,544.47	7,070,000.00	6,460,339.49	979,600.29	6,460,339.49	5,480,739.20	668,805.27	0.00	135,176.48	533,628.79	7.56%
63	10093301	05/12/17	5,524,676.63	8,400,000.00	92,116.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
68	10093304	06/12/19	4,802,399.57	7,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
72	10086404	10/11/19	3,819,429.07	6,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
73	10093307	08/12/19	3,851,980.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			155,108,576.27	151,810,000.00	67,101,247.28	14,025,859.66	64,583,922.76	50,558,063.10	26,228,094.86	0.00	396,399.79	25,831,695.07

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
5	10093252	10/13/23	0.00	0.00	7,168,473.34	0.00	0.00	17,503.29	0.00	0.00	7,143,469.21
		04/12/23	0.00	0.00	7,150,970.05	0.00	25,004.13	0.00	0.00	0.00
		10/13/22	0.00	0.00	7,125,965.92	0.00	0.00	7,125,965.92	0.00	0.00
17	10093260	10/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	10093265	05/25/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	10093267	09/13/21	0.00	0.00	11,388,976.63	0.00	0.00	3,625.00	0.00	0.00	11,388,976.63
		08/12/21	0.00	0.00	11,385,351.63	0.00	0.00	153.00	0.00	0.00
		03/12/20	0.00	0.00	11,385,198.63	0.00	0.00	7,830.00	0.00	0.00
		02/12/20	0.00	0.00	11,377,368.63	0.00	0.00	11,972.00	0.00	0.00
		01/10/20	0.00	0.00	11,365,396.63	0.00	0.00	11,365,396.63	0.00	0.00
29	10093271	11/26/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	10093275	12/10/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	10093284	07/12/19	0.00	0.00	6,740,616.31	0.00	0.00	(327,310.73)	0.00	0.00	6,740,616.31
		01/11/19	0.00	0.00	7,067,927.04	0.00	0.00	7,067,927.04	0.00	0.00
53	10093293	08/26/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
56	10091682	08/12/22	0.00	0.00	533,628.79	0.00	0.00	(136,236.48)	0.00	0.00	533,628.79
		07/12/22	0.00	0.00	669,865.27	0.00	0.00	680.00	0.00	0.00
		02/11/22	0.00	0.00	669,185.27	0.00	0.00	380.00	0.00	0.00
		12/10/21	0.00	0.00	668,805.27	0.00	0.00	668,805.27	0.00	0.00
63	10093301	05/25/17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
68	10093304	06/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
72	10086404	10/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
73	10093307	08/26/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	25,831,695.07	0.00	25,004.13	25,806,690.94	0.00	0.00	25,806,690.94

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	0.00	0.00	1,843.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	6,726.82	0.00	0.00	0.00	0.00	117,315.71	0.00	0.00	0.00	0.00
9	0.00	0.00	5,727.52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	1,546.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	2,828.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,429.74	0.00	0.00	0.00	0.00	0.00	1,294.30	0.00	50,644.31	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	12.11	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	71.34	0.00	0.00	0.00
50	0.00	0.00	233.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	0.00	0.00	275.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	0.00	0.00	225.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00
84	0.00	0.00	388.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	19,334.27	0.00	3,890.38	0.00	0.00	117,315.71	1,377.75	0.00	50,644.31	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		192,562.42

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
October 2024 - Disclosable Special Servicer Fees
Fee Type Fee Amount for Current Period Special Servicer Compensation (CREFC) Liquidation/Deposition Fee M010093263 $50,644 SS Fee M010093290 $233 SS Fee M010093313 $388 SS Fee
M010093261 $2,82 SS Fee M010093263 $3,430 SS Fee M010091495 $5,728 SS Fee M10087687 $6,727 Workout Fee M010093254 $1,843 TOTAL DISCLOSABLE
SPECIAL SERVICER FEES $71,822

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29